Non-Cash Transactions	12 Months Ended
Dec. 31, 2012
Non-Cash Transactions
Non-Cash Transactions

(19)                          Non-Cash Transactions

The Group entered into the following non-cash investing activities:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	30,000	20,402	96
Considerations payable in connection with other investment (i)	—	—	3,030
Payables for addition of office equipment, furniture and fixtures	9,799	9,666	38,537

(i)              In 2012, the Group sold 19.5% equity interest of  Puyi Investment, a private entity which the Group does not exert significant influence.  Concurrently, the Group acquired 19.5% of Jintaiping with the purchase price of RMB7,987.  As of December 31, 2012, the net amount payables to shareholders of Jintaiping for these two transactions amounted to RMB3,030 and was recorded as amounts due to related parties (see note 16 (b)(iii)).